Note 22 - Taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Current income taxes	$ 40,087	$ 6,228
Deferred income taxes	(84,102)	1,481
Total income tax (recovery) expense	$ (44,015)	$ 7,709